BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2015	Dec. 31, 2014
Statement of Financial Position [Abstract]
Preferred stock, no par value
Common stock, no par value
Common stock shares issued	91,694,183	89,383,183
Common stock shares outstanding	91,694,183	89,383,183